Payables and Other Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Composition of Payables and Other Non-Current Liabilities
The composition of “Payables and other non-current liabilities” of the Telefónica Group at December 31, 2020 and December 31, 2019 is as follows:

Millions of euros	12/31/2020	12/31/2019
Payables	1,452	1,553
Trade payables	101	86
Payables for spectrum acquisition	1,195	1,362
Other payables	156	105
Other non-current liabilities	1,109	1,375
Contractual liabilities (Note 23)	762	851
Deferred revenue	193	336
Current tax payables	154	188
Total	2,561	2,928